                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/99
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1420
                 -------------------------------
                 St. Paul, MN  55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    William B. Frels
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Michelle Maltby                St. Paul, MN        2/24/00
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

                                                           FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 12-31-99

Item 1                          Item 2      Item 3         Item 4            Item 5                    Item 6   Item 7     Item 8
                                Title of                   Market
Name of Issuer                  Class       CUSIP          Value             Shares           SH/PRN   Invstmt  Managers   Voting
                                                                                                       Discr               Authority
COMMON STOCK                                                                                                               SOLE
Abbott Laboratories             COM         002824100        1,637,694           45,100        SHR     SOLE                  45,100
ADC Telecom                     COM         000886101       53,863,144          742,300        SHR     SOLE                 742,300
Aegon NV                        COM         007924103          442,165            4,630        SHR     SOLE                   4,630
Allstate Corp                   COM         020002101          350,735           14,576        SHR     SOLE                  14,576
Am Home Products                COM         026609107        1,318,800           33,600        SHR     SOLE                  33,600
American Express                COM         025816109        1,737,146           10,449        SHR     SOLE                  10,449
American Greetings              COM         026375105        1,444,669           61,150        SHR     SOLE                  61,150
American Int'l Group            COM         026874107          545,599            5,046        SHR     SOLE                   5,046
American Water Works            COM         030411102          212,500           10,000        SHR     SOLE                  10,000
Amgen                           COM         031162100          648,675           10,800        SHR     SOLE                  10,800
Archer-Daniels                  COM         039483102          243,730           20,101        SHR     SOLE                  20,101
AT & T                          COM         001957109        1,048,764           20,640        SHR     SOLE                  20,640
Automatic Data Proc             COM         053015103          432,616            8,030        SHR     SOLE                   8,030
Bank of America Corp            COM         060505104          401,500            8,000        SHR     SOLE                   8,000
Bankamerica Corp                COM         066050105        1,583,011           31,542        SHR     SOLE                  31,542
Baxter International            COM         071813109       21,683,189          345,205        SHR     SOLE                 345,205
BellSouth Corp                  COM         079860102          207,098            4,424        SHR     SOLE                   4,424
Bemis                           COM         081437105       17,679,881          506,950        SHR     SOLE                 506,950
Bestfoods                       COM         08658U101          220,342            4,192        SHR     SOLE                   4,192
BMC Industries                  COM         055607105        4,642,706          952,350        SHR     SOLE                 952,350
BP Amoco PLC ADR                COM         055622104        4,723,583           79,639        SHR     SOLE                  79,639
Briggs & Stratton               COM         109043109          321,750            6,000        SHR     SOLE                   6,000
Bristol-Myers Squibb            COM         110122108        5,146,554           80,180        SHR     SOLE                  80,180

                                                           FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 12-31-99

Item 1                          Item 2      Item 3         Item 4            Item 5                    Item 6   Item 7     Item 8
                                Title of                   Market
Name of Issuer                  Class       CUSIP          Value             Shares           SH/PRN   Invstmt  Managers   Voting
Burlington Northern             COM         12189T104       11,911,357          491,190        SHR     SOLE                 491,190
Burlington Resources            COM         122014103        2,184,340           66,067        SHR     SOLE                  66,067
Capital Title Group Inc         COM         140919101          560,000          320,000        SHR     SOLE                 320,000
Cardinal Health                 COM         14149Y108          425,848            8,895        SHR     SOLE                   8,895
Ceridian                        COM         15677T106       13,440,984          623,350        SHR     SOLE                 623,350
Chevron                         COM         166751107          811,936            9,373        SHR     SOLE                   9,373
Cisco                           COM         17275R102          840,931            7,850        SHR     SOLE                   7,850
Community First Bankshares      COM         203902101          294,367           18,690        SHR     SOLE                  18,690
Community First Bkshr           COM         203902101          170,100           10,800        SHR     SOLE                  10,800
Corning                         COM         219350105       10,946,536           84,898        SHR     SOLE                  84,898
Covance Inc.                    COM         222816100          671,727           62,125        SHR     SOLE                  62,125
Dayton Hudson                   COM         239753106       35,684,750          485,920        SHR     SOLE                 485,920
Delta Air Lines                 COM         247361108        1,091,691           21,916        SHR     SOLE                  21,916
Deluxe Corp                     COM         248019101       15,902,254          579,581        SHR     SOLE                 579,581
Donaldson                       COM         257651109       17,723,090          736,544        SHR     SOLE                 736,544
Dupont                          COM         263534109          345,910            5,251        SHR     SOLE                   5,251
Eastman Kodak                   COM         277461109          272,486            4,113        SHR     SOLE                   4,113
Ecolab Inc                      COM         278865100       22,942,430          586,388        SHR     SOLE                 586,388
Emerson Electric                COM         291011104       27,531,508          479,852        SHR     SOLE                 479,852
Enron Corp                      COM         293561106          889,275           20,040        SHR     SOLE                  20,040
Exxon Mobil Corp                COM         30231g102        3,461,126           42,962        SHR     SOLE                  42,962
First Data Corp                 COM         319963104          253,762            5,146        SHR     SOLE                   5,146
Firstar                         COM         33761C103        1,879,280           88,960        SHR     SOLE                  88,960
Firstar Corporation             COM         33763V109          481,650           22,800        SHR     SOLE                  22,800
Freddie Mac Voting Shs          COM         313400301          304,024            6,460        SHR     SOLE                   6,460
G & K Services Cl A             COM         361268105        2,483,162           76,700        SHR     SOLE                  76,700

                                                           FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 12-31-99

Item 1                          Item 2      Item 3         Item 4            Item 5                    Item 6   Item 7     Item 8
                                Title of                   Market
Name of Issuer                  Class       CUSIP          Value             Shares           SH/PRN   Invstmt  Managers   Voting
General Binding                 COM         369154109          117,500           10,000        SHR     SOLE                  10,000
General Electric                COM         369604103        1,984,050           12,821        SHR     SOLE                  12,821
General Mills                   COM         370334104       21,170,637          592,186        SHR     SOLE                 592,186
Genuine Parts                   COM         372460105          347,375           14,000        SHR     SOLE                  14,000
Gillette Company                COM         375766102          395,400            9,600        SHR     SOLE                   9,600
Graco Inc                       COM         384109104       30,768,839          857,668        SHR     SOLE                 857,668
GTE Corp                        COM         362320103        2,977,598           42,198        SHR     SOLE                  42,198
HB Fuller                       COM         359694106       17,638,772          315,330        SHR     SOLE                 315,330
Hershey                         COM         427866108          604,354           12,740        SHR     SOLE                  12,740
Hewlett-Packard                 COM         428236103          735,621            6,467        SHR     SOLE                   6,467
Home Depot                      COM         437076102        1,313,881           19,111        SHR     SOLE                  19,111
Honeywell Inc                   COM         438506107       27,326,886          473,705        SHR     SOLE                 473,705
Hormel                          COM         440452100       23,536,094          579,350        SHR     SOLE                 579,350
IBM                             COM         459200101        3,544,125           32,854        SHR     SOLE                  32,854
Imation                         COM         45245A107          313,776            9,349        SHR     SOLE                   9,349
Ingersoll Rand                  COM         456866102          554,755           10,075        SHR     SOLE                  10,075
Intel                           COM         458140100        4,077,926           49,542        SHR     SOLE                  49,542
Intl Flavors/Fragr              COM         459506101          263,375            7,000        SHR     SOLE                   7,000
J.P. Morgan                     COM         616880100        1,158,619            9,150        SHR     SOLE                   9,150
Jefferson-Pilot                 COM         475070108          345,481            5,062        SHR     SOLE                   5,062
Johnson & Johnson               COM         478160104       27,815,169          298,286        SHR     SOLE                 298,286
Jostens Inc                     COM         481088102        7,505,877          308,725        SHR     SOLE                 308,725
Kimberly-Clark                  COM         494368103        3,867,356           59,100        SHR     SOLE                  59,100
Laboratory Corp of Am           COM         50540R102           42,406           11,500        SHR     SOLE                  11,500
Lucent Tech                     COM         549463107          373,500            4,980        SHR     SOLE                   4,980
M.STNLY D. Witter               COM                            471,075            3,300        SHR     SOLE                   3,300

                                                           FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 12-31-99

Item 1                          Item 2      Item 3         Item 4            Item 5                    Item 6   Item 7     Item 8
                                Title of                   Market
Name of Issuer                  Class       CUSIP          Value             Shares           SH/PRN   Invstmt  Managers   Voting
Medtronic Inc                   COM         585055106       33,621,610          922,720        SHR     SOLE                 922,720
Merck & Co                      COM         589331107        2,107,134           31,362        SHR     SOLE                  31,362
Merrill Lynch                   COM         590188108        1,369,241           16,435        SHR     SOLE                  16,435
Microsoft                       COM         594918104        1,296,859           11,108        SHR     SOLE                  11,108
Minnesota Mining                COM         604059105       32,261,068          329,615        SHR     SOLE                 329,615
Monsanto                        COM         611662107          216,877            6,120        SHR     SOLE                   6,120
Motorola                        COM         620076109        2,039,412           13,850        SHR     SOLE                  13,850
MTS Systems                     COM         553777103       13,310,733        1,717,514        SHR     SOLE               1,717,514
Murphy Oil                      COM         626717102          355,725            6,200        SHR     SOLE                   6,200
Natl Computer Sys               COM         635519101       27,978,702          743,620        SHR     SOLE                 743,620
Newell Rubbermaid               COM         651192106          803,300           27,700        SHR     SOLE                  27,700
Nokia                           COM         654902204          687,825            3,600        SHR     SOLE                   3,600
Osmonics                        COM         688350107           96,469           10,500        SHR     SOLE                  10,500
Pacific Centy Finl Corp.        COM         694058108        1,027,812           55,000        SHR     SOLE                  55,000
Patterson Dental                COM         703412106        1,739,100           40,800        SHR     SOLE                  40,800
Pentair Inc                     COM         709631105        1,632,400           42,400        SHR     SOLE                  42,400
Pfizer Inc                      COM         717081103       25,635,032          790,290        SHR     SOLE                 790,290
Procter & Gamble                COM         742718109          975,106            8,900        SHR     SOLE                   8,900
Providian Financial             COM         74406A102          428,540            4,706        SHR     SOLE                   4,706
ReliaStar                       COM         75952U103       19,197,956          489,900        SHR     SOLE                 489,900
Royal Dutch Petrol              COM         780257804        1,847,156           30,500        SHR     SOLE                  30,500
Schlumberger Ltd                COM         806857108        3,688,535           65,720        SHR     SOLE                  65,720
Service Master                  COM         81760N109          221,625           18,000        SHR     SOLE                  18,000
Sigma Aldrich                   COM         826552101          754,569           25,100        SHR     SOLE                  25,100
Silicon Graphics                COM         827056102          651,000           67,200        SHR     SOLE                  67,200
Solectron                       COM         834182107          228,300            2,400        SHR     SOLE                   2,400

                                                           FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 12-31-99

Item 1                          Item 2      Item 3         Item 4            Item 5                    Item 6   Item 7     Item 8
                                Title of                   Market
Name of Issuer                  Class       CUSIP          Value             Shares           SH/PRN   Invstmt  Managers   Voting
St. Jude Medical                COM         790849103       15,930,894          519,133        SHR     SOLE                 519,133
St. Paul Cos                    COM         792860108       22,107,961          656,266        SHR     SOLE                 656,266
Sturm Ruger                     COM         864159108          213,000           24,000        SHR     SOLE                  24,000
Super Valu                      COM         868536103       16,730,000          836,500        SHR     SOLE                 836,500
TCF Financial                   COM         872275102       18,699,184          751,726        SHR     SOLE                 751,726
Toro                            COM         891092108       16,276,011          436,208        SHR     SOLE                 436,208
Transocean Sedco Forex          COM         G90076103          428,483           12,719        SHR     SOLE                  12,719
TSI Inc                         COM         872876107       12,795,809        1,089,005        SHR     SOLE               1,089,005
Tyco                            COM         902124106          234,000            6,000        SHR     SOLE                   6,000
Union Pacific Resources         COM         907834105          164,628           12,912        SHR     SOLE                  12,912
United Healthcare               COM         910581107          329,375            6,200        SHR     SOLE                   6,200
US Bancorp                      COM         902973106       16,326,231          685,616        SHR     SOLE                 685,616
US West Inc New                 COM         91273H101        1,164,168           16,169        SHR     SOLE                  16,169
Valspar                         COM         920355104       11,787,812          281,500        SHR     SOLE                 281,500
Vodafone                        COM         92857T107          222,750            4,500        SHR     SOLE                   4,500
Wells Fargo & Co                COM         669380107       36,265,684          896,833        SHR     SOLE                 896,833
Weyerhaeuser                    COM         962166104        4,165,125           58,000        SHR     SOLE                  58,000


COMMON STOCK SUBTOTAL                                      821,304,023       23,399,421                                  23,399,421

PREFERRED STOCK

Barclays Pfd. E                             06738C83           379,312           17,000        SHR     SOLE                   17,000

                                                           FORM 13F
Mairs and Power, Inc.
Discretionary Clients' Holdings as of 12-31-99

Item 1                          Item 2      Item 3         Item 4            Item 5                    Item 6   Item 7     Item 8
                                Title of                   Market
Name of Issuer                  Class       CUSIP          Value             Shares           SH/PRN   Invstmt  Managers   Voting
PREFERRED STOCK SUBTOTAL                                       379,312           17,000                                      17,000

GRAND TOTALS                                               821,683,335       23,416,421                                  23,416,421